Nature of the Organization and Business (Details) - USD ($)					6 Months Ended
	May 14, 2024	Apr. 03, 2024	May 31, 2023	Mar. 10, 2023	Dec. 31, 2024	Dec. 12, 2023
Nature of the Organization and Business [Line Items]
Ordinary shares issued			2,287,360
Percentage of owned equity interests				100.00%
Number of ordinary shares held						5,605,564
Class A Ordinary Shares [Member]
Nature of the Organization and Business [Line Items]
Ordinary shares issued	23,765
Ordinary share vote rights					one
Class B Ordinary Shares [Member]
Nature of the Organization and Business [Line Items]
Ordinary share vote rights					twenty
IPO [Member]
Nature of the Organization and Business [Line Items]
Ordinary shares issued		1,500,000
Ordinary shares price per share (in Dollars per share)	$ 4	$ 4
Aggregate gross proceeds (in Dollars)	$ 95,060	$ 6,000,000